Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit at statutory rate, Percentage	(34.00%)	(34.00%)
State income taxes, net of federal benefit, Percentage	(3.03%)	(2.79%)
Stock based compensation, Percentage	0.03%	5.51%
Interest on convertible debt, Percentage	0.27%	0.00%
Change in valuation allowance, Percentage	30.77%	30.95%
Reduction of net operating losses upon deconsolidation, Percentage	5.94%	0.00%
Other, Percentage	0.02%	0.03%
Net income tax provision (benefit, Percentage)	0.00%	(0.30%)
Benefit at statutory rate, Amount	$ (9,581,229)	$ (2,634,087)
State income taxes, net of federal benefit, Amount	(853,203)	(216,183)
Stock based compensation, Amount	7,156	426,725
Interest on convertible debt, Amount	75,148	0
Change in valuation allowance, Amount	8,672,155	2,397,527
Reduction of net operating losses upon deconsolidation, Amount	1,674,110	0
Other, Amount	5,863	2,108
Net income tax provision (benefit, Amount)	$ 0	$ (23,910)